INTANGIBLE ASSETS, DEFERRED CHARGES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 930
2014	872
2015	696
2016	359
Intangible Assets, Net	$ 2,857	$ 3,985